Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants	£ 16
Embedded derivative	78,978
Total	78,994
Level 1 [Member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants
Embedded derivative
Total
Level 2 [Member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants
Embedded derivative
Total
Level 3 [Member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants	16
Embedded derivative	78,978
Total	£ 78,994